Subsequent Events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Events
26.	Subsequent event
As announced by the Company on March 16, 2020, the movement of goods and people within Mongolia since January 2020 has been restricted within and across its borders to prevent the spreading of COVID-19. Following the first positive test for COVID-19 in Mongolia on March 10, 2020, the Government of Mongolia increased its restrictions on flights in and out of the country and on the movement of goods and people within and across its borders.
Despite the impact of COVID-19, the open pit of the Oyu Tolgoi mine continues to operate and deliver shipments of copper concentrate to its customers across the border. Work on the underground project continues, but there is restricted access for teams from Oyu Tolgoi, Rio Tinto and the Company’s construction partners to oversee development and provide specialist technical services. The availability of specialist service providers at the site is essential to safely continue work on technical activities, including but not limited to such projects as the headframe commissioning of Shafts 3 and 4. The full impact of the slowdown on the underground project is unknown at this time.